Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Income tax expenses	$ 57,876	$ 6,387	$ 85,303	$ 6,387		$ 445,793
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses						355,916
Tax receivables						6,863
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Income tax expenses						98,641
Tax receivables						$ 1,902